UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2007

                          Balanced Strategy Fund



[LOGO OF USAA]
    USAA(R)

                                  USAA BALANCED
                                     STRATEGY Fund

                                      [GRAPHIC OF USAA BALANCED STRATEGY FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2007

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

    Portfolio of Investments                                                12

    Notes to Portfolio of Investments                                       36

    Financial Statements                                                    39

    Notes to Financial Statements                                           42

EXPENSE EXAMPLE                                                             59

SUBADVISORY AGREEMENT                                                       61

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                  ...I expect market volatility to continue over
[PHOTO OF CHRISTOPHER W. CLAUS]         the near term. Long term, however,
                                    I believe patience - and quality investment
                                           management - can win the day.

                                                         "

                                                                   December 2007
--------------------------------------------------------------------------------

         When I wrote to you six months ago, the stock market was up. The Dow Jones Industrial Average, for example, had climbed about 9% during the first five months of the year. This strong performance prompted me to ask: "Is this as good as it gets for 2007?" And from the vantage point of December, it appears that the answer was "yes."

         During the summer, questions about subprime lending took center stage, and market volatility increased, with many days of double-digit declines and double-digit advances. Investor complacency about market risk collapsed as years of abnormally low interest rates, easy liquidity, and housing price appreciation came to an end. Meanwhile, international, emerging markets, and gold stocks continued to post strong absolute returns.

         As a result, we are moving into 2008 with more questions and concerns than we usually have at the beginning of a new year. The central issue
         - whether the slowing U.S. economy could slip into recession. And, if America's economy stumbles, will the world economy be able to maintain a reasonable rate of growth? No one knows, of course, but I believe the U.S. housing market will determine whether the U.S. economy goes into a recession.

         Until last year, the run-up in housing prices helped boost economic growth. Large numbers of people were able to take equity out of their homes to support their spending. (Consumer spending is important because it accounts for two-thirds of total economic activity.) Unfortunately, many Americans already carry too much debt and seem unlikely to receive new loans from banks, which are reluctant to lend on collateral (housing) that is declining in value. Furthermore, it could take several years to work through the current oversupply of unsold homes, keeping downward pressure on housing prices for a while.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         If the consumer responds by pulling back on spending, corporations could follow suit in an effort to support earnings. The combination of decreased consumer and corporate spending could tip the economy into a mild recession.

         Given the uncertain economic picture, I expect market volatility to continue over the near term. Long term, however, I believe patience - and quality investment management - can win the day.

         o  For  discerning   investors,   U.S.   large-cap   stocks  may  offer
            opportunity; they appear attractively priced.

         o Gold stocks have performed well. Because gold is negatively correlated with the U.S. dollar, these securities have benefited from the weakness of the dollar. Going forward, I see gold prices being more influenced by inflation, with an outlook on gold that is neutral to positive.

         o International and emerging markets equities, which have appreciated significantly over the past five years, could see a pullback in prices. Yet, over time, the outlook appears positive. Of particular note: the emerging markets. Besides an increasing number of exports, these economies have a burgeoning middle class that provides them with home-grown consumers. Investors with a long-term horizon and a tolerance for volatility still could find potential in these markets.

         Whatever happens in the months ahead, USAA Investment Management Company will continue working hard for you. From all of us here, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         THE DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS.

         Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

USAA Investment Management Company             Deutsche Investment Management
  RON SWEET, CFA, CPA                            Americas Inc. (Stocks)
  Exchange-Traded Funds                          JIN CHEN, CFA

  ARNOLD J. ESPE, CFA                            JULIE ABBETT
  Bonds and Money Market Instruments
                                               Credit Suisse Securities (USA)
Deutsche Investment Management                   LLC's Volaris Volatility
  Americas Inc. (Stocks)                         Management Group
  ROBERT WANG                                    (Index Options)
                                                 YIRONG LI, CFA

                                                 STU ROSENTHAL, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six-month period ended November 30, 2007, the USAA Balanced Strategy Fund had a total return of -1.42%. This compares to a total return of 0.30% for the Lipper Balanced Funds Index, -3.09% for the Russell 3000 Index, and 5.32% for the Lehman Brothers U.S. Aggregate Bond Index.

         Effective October 1, 2007, the Fund's Board of Trustees and USAA Investment Management Company (IMCO) hired Credit Suisse Securities
         (USA) LLC for its Volaris Volatility Management Group (Volaris Group) to serve as a subadviser for the Fund. Volaris Group is responsible for managing the index option-based risk management strategy for the Fund. IMCO did not allocate any assets of the Fund to Volaris Group for management during the reporting period.

PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD.

         The major event was the global credit crisis brought on by increasing problems with subprime lending in the United States, which is related to the extended downturn in the American housing market. The crisis seemed to peak in late August before subsiding in the wake of Federal Reserve Board (Fed) intervention, but peaked again in November. During these times of heightened concern, there was a sharp sell-off in global equity markets.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         At the same time, investors had to deal with a slowdown in earnings growth in the United States and overseas developed markets after an extended period of coordinated global economic and historically high earnings growth. While earnings in emerging markets are still healthy, it is difficult to compare them with last year's. The lack of earnings growth in the United States and overseas developed markets in concert with the U.S. credit crisis and economic slowdown have brought volatility back into global stock markets after a long absence.

         In the bond market, the credit crisis sparked a tremendous flight to quality, with investors seeking a safe haven in U.S. Treasury securities at the expense of virtually all other fixed-income asset classes. So even though the Fed was cutting rates and the yield on the benchmark 10-year U.S. Treasury fell from 4.89% on May 31, 2007, to 3.94% on November 30, 2007, corporate securities did not perform as well as Treasuries.

HOW WAS THE FUND POSITIONED FOR THIS ENVIRONMENT?

         Throughout the six-month period, the Fund's positioning reflected our view that the U.S. economy would come in for a soft landing while overseas growth would be more robust.

         Within the United States, the Fund emphasized large-cap growth stocks and had little exposure to small-cap value stocks, which proved to be the right positioning. The U.S. equity portion is managed by Deutsche Investment Management Americas Inc. (DIMA), which uses a quantitative equity strategy.

         The Fund's decision to maintain a healthy weighting in the U.S. bond market was the correct one; however, the lack of exposure to U.S. Treasury securities within the bond portion held back performance.

         For diversification purposes, the Fund maintained exposure to overseas developed markets through a low-cost exchange-traded fund, which had a positive impact on performance because overseas stocks outperformed their U.S. counterparts.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         At November 30, roughly 49% of the Fund's net assets were invested in U.S. equities, 17% was in international equities and bonds, and 33% was in U.S. bonds and money market instruments.

PLEASE DISCUSS THE PERFORMANCE OF THE FUND'S BOND MARKET ALLOCATION.

         Oriented toward income, we use USAA's research advantage to seek to emphasize higher-yielding investment-grade corporate bonds and other non-U.S. Treasury securities, because over time their higher yields can lead to outperformance relative to Treasury securities. Unfortunately, this strategy did not prove beneficial during the reporting period. Turbulence in the credit market caused a tremendous flight to quality in Treasuries, which meant that investors sold corporate and other spread sectors indiscriminately, often without regard to the fundamentals of individual bond issues. Our experienced analytical staff continuously reviewed the Fund's holdings for creditworthiness and generally found no fundamental reason for the market's reaction. We believe our research-based strategy has the potential to outperform when the market refocuses on individual bond fundamentals.

         Looking ahead, we expect that the Fed will continue to cut short-term interest rates, but believe that long-term Treasury rates are unlikely to fall much further. We are finding excellent value in the investment-grade markets and believe that corporate bonds and certain asset-backed securities have the most potential to outperform.

WHAT DOES THE ADDITION OF VOLARIS GROUP MEAN FOR THE FUND?

         Volaris Group may help to increase the Fund's flexibility in seeking to manage potential losses in equity market investments. Previously, if we believed stocks were overvalued, our only tool was to direct the different subadvisers to sell stocks. This could be very disruptive to the managers, cause the Fund to incur significant

 . . . C O N T I N U E D
========================--------------------------------------------------------

         trading costs, and limit the Fund's ability to participate should the market continue to rise. Volaris Group will manage an index option strategy using a collar, which involves selling index call options and purchasing index put options or put spread options against a highly correlated stock portfolio to seek to reduce the Fund's volatility. This strategy seeks to limit the Fund's potential downside, and upside, when we believe stocks are overvalued. This approach, in combination with the diversified stock portfolio, is designed to seek to provide the Fund with fairly consistent returns over a wide range of equity market environments.

WHAT ARE THE OUTLOOK AND CORRESPONDING STRATEGY?

         In terms of the soft-landing scenario in the United States, we believe the next several months will be very important. We think that the problems in the financial sector are not over, and expect more balance sheet write-downs that may further strain the economy and cause the market to remain volatile.

         At the end of the reporting period, our models showed stocks approaching fair value. While we maintain our long-term strategic allocation to stocks, emphasizing large-cap growth stocks and avoiding small-cap value stocks, given our conservative outlook for economic growth in the first half of 2008, we stand ready to reduce our equity exposure if stocks stage a strong rally. The Fund may utilize the new risk-management tools provided by Volaris Group to seek to limit downside risk as the market transitions.

         It appears that the credit market will continue to be very unsettled as the housing market tries to find some footing, and we view this as a potential buying opportunity in select corporate bonds.

         For additional diversification, we expect to maintain exposure to developed overseas markets.

         We appreciate your confidence and investment in the Fund.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-35.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA BALANCED STRATEGY FUND (Ticker Symbol: USBSX)

OBJECTIVE
--------------------------------------------------------------------------------

High total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Using preset target ranges, the Fund's strategy is to invest its assets in a combination of stocks on the one hand and bonds and money market instruments on the other. The Fund may at times implement an index option-based strategy.

--------------------------------------------------------------------------------
                                     11/30/07                         5/31/07
--------------------------------------------------------------------------------
Net Assets                        $642.4 Million                  $661.8 Million
Net Asset Value Per Share            $15.31                           $15.70

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/07
--------------------------------------------------------------------------------

5/31/07 TO 11/30/07*            1 YEAR            5 YEARS            10 YEARS
       -1.42%                    5.29%             7.97%               6.50%

--------------------------------
         EXPENSE RATIO**
--------------------------------
Before Reimbursement       1.30%
After Reimbursement        1.00%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.00%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                    LEHMAN BROTHERS
               USAA BALANCED     RUSSELL 3000     LIPPER BALANCED    U.S. AGGREGATE
               STRATEGY FUND         INDEX          FUNDS INDEX        BOND INDEX
               -------------     ------------     ---------------   ---------------
11/30/97        $10,000.00        $10,000.00        $10,000.00         $10,000.00
12/31/97         10,088.28         10,200.31         10,157.98          10,100.68
01/31/98         10,072.44         10,253.17         10,230.17          10,230.36
02/28/98         10,476.29         10,986.63         10,636.33          10,222.65
03/31/98         10,793.13         11,531.14         10,961.56          10,257.78
04/30/98         10,840.92         11,644.52         11,038.34          10,311.33
05/31/98         10,721.44         11,357.16         10,926.74          10,409.14
06/30/98         10,727.27         11,741.18         11,128.24          10,497.42
07/31/98         10,348.65         11,528.00         10,997.87          10,519.75
08/31/98          9,334.07          9,762.06         10,050.39          10,690.95
09/30/98          9,487.14         10,427.98         10,484.18          10,941.29
10/31/98         10,010.11         11,219.53         10,876.41          10,883.44
11/30/98         10,524.92         11,905.73         11,274.52          10,945.21
12/31/98         10,965.04         12,662.44         11,690.47          10,978.11
01/31/99         11,358.99         13,092.61         11,877.41          11,056.47
02/28/99         11,104.57         12,628.86         11,591.91          10,863.46
03/31/99         11,613.10         13,092.24         11,878.04          10,923.66
04/30/99         11,785.94         13,683.20         12,267.11          10,958.26
05/31/99         11,539.03         13,423.14         12,077.96          10,862.28
06/30/99         12,100.05         14,101.49         12,411.89          10,827.67
07/31/99         11,876.89         13,673.91         12,179.75          10,781.58
08/31/99         11,852.09         13,518.42         12,051.96          10,776.09
09/30/99         11,662.10         13,172.91         11,897.55          10,901.20
10/31/99         12,193.33         13,999.19         12,242.03          10,941.42
11/30/99         12,458.94         14,390.98         12,373.75          10,940.64
12/31/99         13,037.52         15,309.24         12,739.88          10,887.88
01/31/00         12,695.74         14,709.10         12,419.83          10,852.23
02/29/00         12,670.74         14,845.43         12,389.91          10,983.47
03/31/00         13,378.96         16,008.40         13,119.42          11,128.16
04/30/00         12,994.07         15,444.26         12,878.99          11,096.30
05/31/00         12,768.16         15,010.48         12,757.82          11,091.21
06/30/00         13,052.86         15,454.91         12,961.44          11,321.96
07/31/00         12,896.14         15,181.74         12,926.12          11,424.73
08/31/00         13,400.65         16,307.65         13,503.09          11,590.32
09/30/00         12,949.68         15,569.28         13,218.92          11,663.19
10/31/00         12,816.18         15,347.60         13,207.23          11,740.37
11/30/00         12,219.87         13,932.98         12,727.81          11,932.33
12/31/00         12,451.23         14,167.13         13,044.16          12,153.68
01/31/01         13,372.55         14,651.77         13,321.00          12,352.44
02/28/01         13,059.48         13,313.07         12,803.92          12,460.04
03/31/01         12,845.26         12,445.24         12,390.43          12,522.59
04/30/01         13,385.35         13,443.29         12,910.42          12,470.62
05/31/01         13,709.41         13,551.26         13,025.41          12,545.84
06/30/01         13,584.42         13,301.39         12,825.83          12,593.24
07/31/01         13,774.73         13,082.17         12,816.55          12,874.79
08/31/01         13,493.80         12,309.85         12,451.81          13,022.23
09/30/01         12,634.76         11,223.81         11,853.42          13,173.97
10/31/01         12,890.00         11,484.95         12,051.81          13,449.65
11/30/01         13,655.75         12,369.55         12,531.63          13,264.21
12/31/01         13,816.21         12,543.90         12,622.01          13,179.98
01/31/02         13,691.48         12,386.60         12,511.30          13,286.67
02/28/02         13,432.43         12,133.31         12,426.29          13,415.43
03/31/02         13,816.59         12,665.30         12,697.99          13,192.26
04/30/02         13,594.67         12,000.82         12,393.27          13,448.08
05/31/02         13,700.81         11,861.78         12,387.49          13,562.35
06/30/02         12,929.52         11,007.92         11,859.02          13,679.62
07/31/02         12,298.10         10,132.75         11,251.21          13,844.68
08/31/02         12,424.39         10,180.62         11,366.64          14,078.44
09/30/02         11,869.52          9,110.94         10,688.01          14,306.44
10/31/02         12,260.29          9,836.41         11,133.53          14,241.28
11/30/02         12,797.59         10,431.62         11,585.20          14,237.49
12/31/02         12,420.02          9,841.87         11,272.92          14,531.58
01/31/03         12,191.49          9,601.05         11,104.05          14,543.99
02/28/03         12,141.81          9,443.09         11,020.78          14,745.22
03/31/03         12,180.83          9,542.39         11,065.75          14,733.86
04/30/03         12,769.90         10,321.61         11,664.58          14,855.44
05/31/03         13,329.02         10,944.66         12,180.49          15,132.42
06/30/03         13,482.35         11,092.36         12,272.86          15,102.39
07/31/03         13,552.57         11,346.82         12,301.30          14,594.65
08/31/03         13,743.17         11,598.27         12,508.97          14,691.55
09/30/03         13,736.27         11,472.35         12,524.84          15,080.45
10/31/03         14,270.01         12,166.65         12,938.06          14,939.80
11/30/03         14,421.07         12,334.23         13,052.61          14,975.58
12/31/03         14,827.88         12,898.40         13,520.30          15,127.98
01/31/04         14,989.60         13,167.47         13,722.18          15,249.69
02/29/04         15,191.76         13,344.86         13,909.21          15,414.75
03/31/04         15,076.75         13,186.45         13,842.85          15,530.19
04/30/04         14,802.99         12,913.80         13,551.94          15,126.15
05/31/04         14,904.38         13,101.48         13,611.78          15,065.56
06/30/04         15,196.72         13,361.87         13,824.59          15,150.70
07/31/04         14,820.36         12,856.59         13,564.33          15,300.88
08/31/04         14,840.70         12,909.53         13,646.84          15,592.75
09/30/04         15,015.84         13,107.98         13,849.58          15,635.06
10/31/04         15,148.54         13,323.27         13,999.35          15,766.17
11/30/04         15,587.48         13,942.61         14,376.45          15,640.41
12/31/04         16,022.46         14,439.41         14,735.32          15,784.32
01/31/05         15,804.68         14,054.82         14,545.50          15,883.44
02/28/05         15,970.60         14,364.21         14,751.28          15,789.67
03/31/05         15,776.32         14,121.25         14,548.18          15,708.58
04/30/05         15,620.12         13,814.45         14,373.36          15,921.18
05/31/05         16,047.07         14,337.90         14,702.96          16,093.43
06/30/05         16,126.94         14,438.06         14,808.61          16,181.18
07/31/05         16,503.45         15,030.38         15,137.68          16,033.88
08/31/05         16,566.20         14,887.10         15,181.47          16,239.42
09/30/05         16,576.07         15,017.34         15,241.66          16,072.14
10/31/05         16,239.93         14,736.09         15,002.34          15,944.95
11/30/05         16,628.59         15,309.32         15,366.56          16,015.46
12/31/05         16,720.03         15,323.06         15,501.16          16,167.73
01/31/06         17,007.74         15,835.02         15,871.18          16,168.64
02/28/06         16,963.48         15,863.17         15,851.33          16,222.32
03/31/06         17,019.65         16,137.38         16,005.68          16,063.13
04/30/06         17,119.83         16,312.45         16,180.20          16,034.01
05/31/06         16,663.45         15,790.19         15,859.38          16,016.90
06/30/06         16,693.37         15,818.13         15,849.90          16,050.85
07/31/06         16,648.56         15,803.31         15,923.88          16,267.89
08/31/06         16,872.63         16,189.91         16,230.13          16,516.93
09/30/06         17,223.24         16,552.32         16,464.09          16,662.01
10/31/06         17,561.18         17,148.16         16,847.65          16,772.23
11/30/06         17,831.52         17,521.27         17,172.19          16,966.80
12/31/06         17,952.16         17,731.11         17,299.18          16,868.34
01/31/07         18,229.64         18,068.60         17,485.75          16,861.42
02/28/07         18,145.19         17,772.20         17,419.01          17,121.42
03/31/07         18,255.24         17,957.18         17,568.47          17,121.94
04/30/07         18,716.17         18,674.51         18,073.76          17,214.27
05/31/07         19,043.67         19,355.06         18,462.11          17,083.81
06/30/07         18,854.45         18,992.57         18,289.61          17,033.27
07/31/07         18,427.60         18,344.87         17,977.83          17,175.36
08/31/07         18,598.34         18,608.20         18,123.16          17,385.87
09/30/07         19,043.76         19,286.60         18,635.17          17,517.76
10/31/07         19,374.84         19,640.40         18,962.87          17,675.12
11/30/07         18,773.97         18,756.21         18,518.30          17,992.97

                                   [END CHART]

         DATA FROM 11/30/97 THROUGH 11/30/07.

         SEE NEXT PAGE FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The  graph  on  page  9  illustrates   the   comparison  of  a  $10,000
         hypothetical investment in the USAA Balanced Strategy Fund to the following benchmarks:

         o The unmanaged Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

         o The unmanaged Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

         o The unmanaged Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

 . . . C O N T I N U E D
========================--------------------------------------------------------

----------------------------------------------
             TOP 5 EQUITY HOLDINGS
               (% of Net Assets)
----------------------------------------------

iShares MSCI EAFE Index Fund*            10.1%

Exxon Mobil Corp.                         1.4%

Microsoft Corp.                           1.4%

Eli Lilly and Co.                         0.9%

International Business Machines Corp.     0.9%
----------------------------------------------

----------------------------------------------
          TOP 5 FIXED-INCOME HOLDINGS
               (% of Net Assets)
----------------------------------------------

Consumers Funding, LLC                    0.6%

Berkshire Hathaway Finance Corp.          0.5%

First Union Corp.                         0.4%

Prudential Holdings, LLC                  0.4%

Roadway Corp.                             0.4%
----------------------------------------------

               ASSET ALLOCATION
                   11/30/07
               -----------------

        [PIE CHART OF ASSET ALLOCATION]

U.S. Equity Securities                   48.8%
Bonds                                    36.5%
International Equity Securities          11.3%
Other**                                   4.7%

                  [END CHART]

           *PURSUANT TO A SECURITIES  AND EXCHANGE  COMMISSION  (SEC)  EXEMPTIVE
            ORDER AND A RELATED AGREEMENT WITH ISHARES TRUST (ISHARES), THE FUND MAY INVEST IN ISHARES IN AMOUNTS EXCEEDING LIMITS SET FORTH IN THE INVESTMENT COMPANY ACT OF 1940 THAT WOULD OTHERWISE BE APPLICABLE.

          **INCLUDES  MONEY  MARKET   INSTRUMENTS  AND  SHORT-TERM   INVESTMENTS
            PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-35.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (60.1%)

            COMMON STOCKS (48.2%)

            CONSUMER DISCRETIONARY (6.2%)
            -----------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
     8,700  Perry Ellis International, Inc.*                                                          $    140
    19,000  Polo Ralph Lauren Corp.                                                                      1,311
                                                                                                      --------
                                                                                                         1,451
                                                                                                      --------
            APPAREL RETAIL (0.3%)
    67,900  TJX Companies, Inc.                                                                          1,992
                                                                                                      --------
            AUTO PARTS & EQUIPMENT (0.6%)
    66,100  Autoliv, Inc.                                                                                3,860
     1,200  Drew Industries, Inc.*                                                                          33
                                                                                                      --------
                                                                                                         3,893
                                                                                                      --------
            BROADCASTING & CABLE TV (1.5%)
    84,200  CBS Corp. "B"                                                                                2,309
   205,300  Comcast Corp. "A"*                                                                           4,217
   132,800  DIRECTV Group, Inc.*                                                                         3,303
                                                                                                      --------
                                                                                                         9,829
                                                                                                      --------
            COMPUTER & ELECTRONICS RETAIL (0.3%)
    99,600  RadioShack Corp.                                                                             1,843
                                                                                                      --------
            CONSUMER ELECTRONICS (0.3%)
    19,200  Garmin Ltd.                                                                                  2,061
                                                                                                      --------
            GENERAL MERCHANDISE STORES (0.6%)
    82,800  Big Lots, Inc.*(a)                                                                           1,546
    46,700  Dollar Tree Stores, Inc.*                                                                    1,339
    13,300  Family Dollar Stores, Inc.                                                                     313
     5,700  Target Corp.                                                                                   342
                                                                                                      --------
                                                                                                         3,540
                                                                                                      --------
            HOME IMPROVEMENT RETAIL (0.4%)
    47,400  Lowe's Companies, Inc.                                                                       1,157
    21,700  Sherwin-Williams Co.                                                                         1,363
                                                                                                      --------
                                                                                                         2,520
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            HOMEBUILDING (0.4%)
     5,600  NVR, Inc.*(a)                                                                             $  2,755
                                                                                                      --------
            INTERNET RETAIL (0.1%)
     3,300  Amazon.com, Inc.*                                                                              299
                                                                                                      --------
            LEISURE FACILITIES (0.0%)
       100  Vail Resorts, Inc.*                                                                              6
                                                                                                      --------
            RESTAURANTS (1.2%)
    85,100  McDonald's Corp.                                                                             4,976
    68,800  Yum! Brands, Inc.                                                                            2,556
                                                                                                      --------
                                                                                                         7,532
                                                                                                      --------
            SPECIALTY STORES (0.2%)
    49,100  Dick's Sporting Goods, Inc.*                                                                 1,535
                                                                                                      --------
            TIRES & RUBBER (0.1%)
    30,900  Cooper Tire & Rubber Co.                                                                       475
                                                                                                      --------
            Total Consumer Discretionary                                                                39,731
                                                                                                      --------
            CONSUMER STAPLES (3.1%)
            -----------------------
            BREWERS (0.2%)
    22,000  Anheuser-Busch Companies, Inc.                                                               1,160
                                                                                                      --------
            FOOD DISTRIBUTORS (0.0%)
     2,000  Sysco Corp.                                                                                     65
                                                                                                      --------
            FOOD RETAIL (0.1%)
    28,700  Kroger Co.                                                                                     825
                                                                                                      --------
            HOUSEHOLD PRODUCTS (0.6%)
     6,300  Colgate-Palmolive Co.                                                                          504
    47,700  Kimberly-Clark Corp.                                                                         3,330
                                                                                                      --------
                                                                                                         3,834
                                                                                                      --------
            HYPERMARKETS & SUPER CENTERS (0.3%)
    48,000  BJ's Wholesale Club, Inc.*                                                                   1,798
                                                                                                      --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            PACKAGED FOODS & MEAT (0.3%)
    36,700  Wm. Wrigley Jr. Co.                                                                       $  2,349
                                                                                                      --------
            PERSONAL PRODUCTS (0.1%)
     9,200  Herbalife Ltd.                                                                                 385
                                                                                                      --------
            SOFT DRINKS (0.8%)
    80,200  Pepsi Bottling Group, Inc.                                                                   3,422
    22,100  PepsiCo, Inc.                                                                                1,706
                                                                                                      --------
                                                                                                         5,128
                                                                                                      --------
            TOBACCO (0.7%)
    48,500  Altria Group, Inc.                                                                           3,762
     7,400  Loews Corp. - Carolina Group                                                                   658
                                                                                                      --------
                                                                                                         4,420
                                                                                                      --------
            Total Consumer Staples                                                                      19,964
                                                                                                      --------
            ENERGY (6.0%)
            -------------
            INTEGRATED OIL & GAS (3.2%)
    59,400  Chevron Corp.(i)                                                                             5,213
    47,100  ConocoPhillips                                                                               3,770
    99,100  Exxon Mobil Corp.(i)                                                                         8,836
    25,700  Hess Corp.                                                                                   1,830
     4,900  Marathon Oil Corp.                                                                             274
     6,600  Murphy Oil Corp.                                                                               472
                                                                                                      --------
                                                                                                        20,395
                                                                                                      --------
            OIL & GAS DRILLING (1.2%)
     1,600  Diamond Offshore Drilling, Inc.                                                                186
    18,200  ENSCO International, Inc.                                                                      980
    35,200  Helmerich & Payne, Inc.                                                                      1,216
    26,200  Noble Corp.                                                                                  1,366
    30,661  Transocean, Inc.                                                                             4,210
                                                                                                      --------
                                                                                                         7,958
                                                                                                      --------
            OIL & GAS EQUIPMENT & SERVICES (0.9%)
     4,000  Dresser Rand Group, Inc.*                                                                      142
    67,700  Global Industries Ltd.*                                                                      1,501
     7,300  Halliburton Co.                                                                                267
    35,500  Schlumberger Ltd.                                                                            3,318

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
     2,500  Superior Energy Services, Inc.*                                                           $     87
     5,700  Tidewater, Inc.                                                                                279
                                                                                                      --------
                                                                                                         5,594
                                                                                                      --------
            OIL & GAS EXPLORATION & PRODUCTION (0.0%)
       400  Comstock Resources, Inc.*                                                                       13
                                                                                                      --------
            OIL & GAS REFINING & MARKETING (0.7%)
    25,800  Frontier Oil Corp.                                                                           1,141
    48,300  Valero Energy Corp.                                                                          3,143
     1,500  Western Refining, Inc.                                                                          43
                                                                                                      --------
                                                                                                         4,327
                                                                                                      --------
            OIL & GAS STORAGE & TRANSPORTATION (0.0%)
    16,500  El Paso Corp.                                                                                  265
                                                                                                      --------
            Total Energy                                                                                38,552
                                                                                                      --------
            FINANCIALS (8.1%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
    32,300  Ameriprise Financial, Inc.                                                                   1,896
     8,200  Franklin Resources, Inc.                                                                     1,010
     3,100  Northern Trust Corp.                                                                           251
                                                                                                      --------
                                                                                                         3,157
                                                                                                      --------
            CONSUMER FINANCE (0.2%)
    10,400  American Express Co.                                                                           614
    13,200  First Marblehead Corp.(a)                                                                      396
                                                                                                      --------
                                                                                                         1,010
                                                                                                      --------
            DIVERSIFIED BANKS (1.1%)
     1,100  U.S. Bancorp                                                                                    37
    90,000  Wachovia Corp.                                                                               3,870
    97,600  Wells Fargo & Co.                                                                            3,165
                                                                                                      --------
                                                                                                         7,072
                                                                                                      --------
            INVESTMENT BANKING & BROKERAGE (1.9%)
    18,700  Goldman Sachs Group, Inc.                                                                    4,238
    74,900  Merrill Lynch & Co., Inc.                                                                    4,490
    62,100  Morgan Stanley                                                                               3,274
                                                                                                      --------
                                                                                                        12,002
                                                                                                      --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            MULTI-LINE INSURANCE (0.3%)
     2,200  American International Group, Inc.                                                        $    128
    16,500  Hartford Financial Services Group, Inc.                                                      1,573
                                                                                                      --------
                                                                                                         1,701
                                                                                                      --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
   111,100  Bank of America Corp.                                                                        5,125
    36,300  Citigroup, Inc.                                                                              1,209
    83,200  JPMorgan Chase & Co.                                                                         3,795
                                                                                                      --------
                                                                                                        10,129
                                                                                                      --------
            PROPERTY & CASUALTY INSURANCE (1.9%)
    43,200  ACE Ltd.                                                                                     2,585
    37,800  Allied World Assurance Holdings, Ltd.                                                        1,749
    55,900  Travelers Companies, Inc.                                                                    2,969
    80,800  XL Capital Ltd. "A"                                                                          4,729
                                                                                                      --------
                                                                                                        12,032
                                                                                                      --------
            REITs - DIVERSIFIED (0.1%)
     5,100  Vornado Realty Trust                                                                           459
                                                                                                      --------
            REITs - INDUSTRIAL (0.1%)
       900  AMB Property Corp.                                                                              55
     9,300  ProLogis                                                                                       608
                                                                                                      --------
                                                                                                           663
                                                                                                      --------
            REITs - MORTGAGE (0.0%)
     3,900  iStar Financial, Inc.                                                                          114
                                                                                                      --------
            REITs - OFFICE (0.0%)
     2,400  Boston Properties, Inc.                                                                        236
                                                                                                      --------
            REITs - RESIDENTIAL (0.1%)
     4,900  Apartment Investment and Management Co. "A"                                                    195
     2,100  AvalonBay Communities, Inc.                                                                    208
     1,500  Camden Property Trust                                                                           79
     8,300  Equity Residential Properties Trust                                                            309
                                                                                                      --------
                                                                                                           791
                                                                                                      --------
            REITs - RETAIL (0.2%)
       500  Federal Realty Investment Trust                                                                 42
     4,300  Kimco Realty Corp.                                                                             170

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
     2,700  Regency Centers Corp.                                                                     $    179
     8,400  Simon Property Group, Inc.                                                                     827
    10,900  Weingarten Realty Investors                                                                    388
                                                                                                      --------
                                                                                                         1,606
                                                                                                      --------
            REITs - SPECIALIZED (0.1%)
     3,200  HCP, Inc.                                                                                      107
    10,500  Host Hotels & Resorts, Inc.                                                                    202
     6,300  Public Storage, Inc.                                                                           487
                                                                                                      --------
                                                                                                           796
                                                                                                      --------
            Total Financials                                                                            51,768
                                                                                                      --------
            HEALTH CARE (6.2%)
            ------------------
            BIOTECHNOLOGY (0.0%)
     2,500  Gilead Sciences, Inc.*                                                                         116
                                                                                                      --------
            HEALTH CARE EQUIPMENT (0.8%)
    41,300  Baxter International, Inc.                                                                   2,472
    11,200  Kinetic Concepts, Inc.*                                                                        657
    34,000  Medtronic, Inc.                                                                              1,729
     5,700  Quidel Corp.*                                                                                  108
                                                                                                      --------
                                                                                                         4,966
                                                                                                      --------
            HEALTH CARE SERVICES (0.3%)
    15,800  Alliance Imaging, Inc.*                                                                        151
     3,900  Apria Healthcare Group, Inc.*                                                                   84
    14,500  Medco Health Solutions, Inc.*                                                                1,450
                                                                                                      --------
                                                                                                         1,685
                                                                                                      --------
            LIFE SCIENCES TOOLS & SERVICES (0.0%)
     3,600  Cambrex Corp.                                                                                   28
                                                                                                      --------
            MANAGED HEALTH CARE (1.6%)
    29,100  Aetna, Inc.                                                                                  1,626
     3,200  Coventry Health Care, Inc.*                                                                    185
    59,000  Health Net, Inc.*                                                                            2,867
    38,000  Humana, Inc.*                                                                                2,927
    28,900  WellPoint, Inc.*                                                                             2,434
                                                                                                      --------
                                                                                                        10,039
                                                                                                      --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            PHARMACEUTICALS (3.5%)
    13,500  Abbott Laboratories                                                                       $    776
   132,100  Bristol-Myers Squibb Co.                                                                     3,914
     7,600  Cypress Bioscience, Inc.*                                                                       93
   105,800  Eli Lilly and Co.                                                                            5,602
    46,700  Endo Pharmaceuticals Holdings, Inc.*                                                         1,280
    52,300  Merck & Co., Inc.                                                                            3,104
     5,600  MGI Pharma, Inc.*                                                                              194
   133,700  Pfizer, Inc.                                                                                 3,177
    88,300  Schering-Plough Corp.                                                                        2,764
    70,100  Sepracor, Inc.*                                                                              1,860
                                                                                                      --------
                                                                                                        22,764
                                                                                                      --------
            Total Health Care                                                                           39,598
                                                                                                      --------
            INDUSTRIALS (5.7%)
            ------------------
            AEROSPACE & DEFENSE (2.0%)
    48,900  Boeing Co.                                                                                   4,525
    15,100  General Dynamics Corp.                                                                       1,341
    25,000  Goodrich Corp.                                                                               1,782
    25,200  Honeywell International, Inc.                                                                1,427
     8,800  Lockheed Martin Corp.                                                                          974
    32,900  Northrop Grumman Corp.                                                                       2,592
                                                                                                      --------
                                                                                                        12,641
                                                                                                      --------
            AIR FREIGHT & LOGISTICS (0.1%)
     4,400  United Parcel Service, Inc. "B"                                                                324
                                                                                                      --------
            AIRLINES (0.1%)
     1,900  Continental Airlines, Inc. "B"*                                                                 54
    35,300  US Airways Group, Inc.*                                                                        733
                                                                                                      --------
                                                                                                           787
                                                                                                      --------
            BUILDING PRODUCTS (0.1%)
    11,600  Lennox International, Inc.                                                                     393
                                                                                                      --------
            CONSTRUCTION & ENGINEERING (0.5%)
    20,100  Fluor Corp.                                                                                  2,958
     7,500  Perini Corp.*                                                                                  399
                                                                                                      --------
                                                                                                         3,357
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
    44,200  Agco Corp.*                                                                               $  3,047
    21,400  Caterpillar, Inc.                                                                            1,539
     9,850  PACCAR, Inc.                                                                                   498
    14,000  Toro Co.                                                                                       779
                                                                                                      --------
                                                                                                         5,863
                                                                                                      --------
            DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
    10,100  Dun & Bradstreet Corp.                                                                         901
                                                                                                      --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
     3,300  Belden, Inc.                                                                                   152
                                                                                                      --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
   255,700  Allied Waste Industries, Inc.*                                                               2,918
                                                                                                      --------
            INDUSTRIAL CONGLOMERATES (0.7%)
   103,300  General Electric Co.                                                                         3,955
    11,400  Teleflex, Inc.                                                                                 688
                                                                                                      --------
                                                                                                         4,643
                                                                                                      --------
            INDUSTRIAL MACHINERY (0.2%)
    27,700  Crane Co.                                                                                    1,245
     1,000  Harsco Corp.                                                                                    60
                                                                                                      --------
                                                                                                         1,305
                                                                                                      --------
            MARINE (0.1%)
    12,200  Kirby Corp.*                                                                                   586
                                                                                                      --------
            RAILROADS (0.2%)
    12,400  Union Pacific Corp.                                                                          1,564
                                                                                                      --------
            TRUCKING (0.2%)
     8,100  Con-way, Inc.                                                                                  342
    19,800  Ryder System, Inc.                                                                             859
                                                                                                      --------
                                                                                                         1,201
                                                                                                      --------
            Total Industrials                                                                           36,635
                                                                                                      --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (7.8%)
            -----------------------------
            APPLICATION SOFTWARE (0.0%)
     2,000  Adobe Systems, Inc.*                                                                      $     84
    11,900  Cadence Design Systems, Inc.*                                                                  198
                                                                                                      --------
                                                                                                           282
                                                                                                      --------
            COMMUNICATIONS EQUIPMENT (0.3%)
    78,200  Cisco Systems, Inc.*                                                                         2,191
                                                                                                      --------
            COMPUTER HARDWARE (1.8%)
    18,100  Apple, Inc.*                                                                                 3,298
    18,600  Dell, Inc.*                                                                                    456
    40,900  Hewlett-Packard Co.                                                                          2,093
    57,000  International Business Machines Corp.                                                        5,995
                                                                                                      --------
                                                                                                        11,842
                                                                                                      --------
            COMPUTER STORAGE & PERIPHERALS (0.3%)
     5,900  EMC Corp.*                                                                                     114
       500  Emulex Corp.*                                                                                    8
    40,000  Lexmark International, Inc. "A"*                                                             1,395
    25,600  Seagate Technology                                                                             660
                                                                                                      --------
                                                                                                         2,177
                                                                                                      --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    30,000  Computer Sciences Corp.*                                                                     1,585
       800  DST Systems, Inc.*                                                                              68
     8,200  Hewitt Associates, Inc. "A"*                                                                   307
                                                                                                      --------
                                                                                                         1,960
                                                                                                      --------
            ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
    19,500  National Instruments Corp.                                                                     651
                                                                                                      --------
            INTERNET SOFTWARE & SERVICES (0.9%)
    32,000  eBay, Inc.*                                                                                  1,073
     5,900  Google, Inc. "A"*                                                                            4,089
    27,600  Yahoo!, Inc.*                                                                                  740
                                                                                                      --------
                                                                                                         5,902
                                                                                                      --------
            IT CONSULTING & OTHER SERVICES (0.5%)
    84,800  Accenture Ltd. "A"                                                                           2,931
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT (0.7%)
   142,300  Applied Materials, Inc.                                                                   $  2,679
    19,800  MEMC Electronic Materials, Inc.*                                                             1,536
                                                                                                      --------
                                                                                                         4,215
                                                                                                      --------
            SEMICONDUCTORS (0.7%)
    23,000  Amkor Technology, Inc.*                                                                        189
    42,600  Analog Devices, Inc.                                                                         1,311
    82,900  Intel Corp.                                                                                  2,162
    14,000  NVIDIA Corp.*                                                                                  442
     3,700  Zoran Corp.*                                                                                    81
                                                                                                      --------
                                                                                                         4,185
                                                                                                      --------
            SYSTEMS SOFTWARE (1.5%)
       800  BMC Software, Inc.*                                                                             26
   269,600  Microsoft Corp.(i)                                                                           9,059
    47,100  Novell, Inc.*                                                                                  331
     2,200  Symantec Corp.*                                                                                 39
                                                                                                      --------
                                                                                                         9,455
                                                                                                      --------
            TECHNOLOGY DISTRIBUTORS (0.7%)
    94,300  Arrow Electronics, Inc.*                                                                     3,490
    34,800  Avnet, Inc.*                                                                                 1,201
                                                                                                      --------
                                                                                                         4,691
                                                                                                      --------
            Total Information Technology                                                                50,482
                                                                                                      --------
            MATERIALS (2.0%)
            ----------------
            ALUMINUM (0.1%)
    23,800  Alcoa, Inc.                                                                                    866
                                                                                                      --------
            DIVERSIFIED CHEMICALS (0.0%)
     4,100  Eastman Chemical Co.                                                                           263
                                                                                                      --------
            DIVERSIFIED METALS & MINING (0.6%)
    35,600  Freeport-McMoRan Copper & Gold, Inc. "B"                                                     3,522
                                                                                                      --------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     9,200  Terra Industries, Inc.*                                                                        348
                                                                                                      --------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            INDUSTRIAL GASES (0.1%)
     7,500  Praxair, Inc.                                                                             $    640
                                                                                                      --------
            METAL & GLASS CONTAINERS (0.2%)
    27,100  Ball Corp.                                                                                   1,253
                                                                                                      --------
            PAPER PACKAGING (0.1%)
    14,800  Packaging Corp. of America                                                                     419
                                                                                                      --------
            PAPER PRODUCTS (0.0%)
     7,800  Buckeye Technologies, Inc.*                                                                    111
                                                                                                      --------
            SPECIALTY CHEMICALS (0.0%)
     4,500  Lubrizol Corp.                                                                                 289
                                                                                                      --------
            STEEL (0.8%)
    24,700  Nucor Corp.                                                                                  1,462
    22,100  Reliance Steel & Aluminum Co.                                                                1,140
    22,000  Steel Dynamics, Inc.                                                                         1,107
    12,700  United States Steel Corp.                                                                    1,241
                                                                                                      --------
                                                                                                         4,950
                                                                                                      --------
            Total Materials                                                                             12,661
                                                                                                      --------
            TELECOMMUNICATION SERVICES (1.7%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
    76,900  AT&T, Inc.                                                                                   2,938
    24,300  CenturyTel, Inc.                                                                             1,036
    27,400  Embarq Corp.                                                                                 1,396
    45,900  Verizon Communications, Inc.                                                                 1,983
   196,100  Windstream Corp.                                                                             2,540
                                                                                                      --------
                                                                                                         9,893
                                                                                                      --------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     7,800  Telephone & Data Systems, Inc.                                                                 486
    11,000  United States Cellular Corp.*                                                                  902
                                                                                                      --------
                                                                                                         1,388
                                                                                                      --------
            Total Telecommunication Services                                                            11,281
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            UTILITIES (1.4%)
            ----------------
            ELECTRIC UTILITIES (1.0%)
    57,700  American Electric Power Co., Inc.                                                         $  2,751
    14,100  Edison International                                                                           789
    33,000  FirstEnergy Corp.                                                                            2,262
    14,400  Northeast Utilities                                                                            455
    12,400  Sierra Pacific Resources                                                                       213
                                                                                                      --------
                                                                                                         6,470
                                                                                                      --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     7,100  Constellation Energy Group, Inc.                                                               712
                                                                                                      --------
            MULTI-UTILITIES (0.3%)
    17,500  CenterPoint Energy, Inc.                                                                       312
    30,900  PG&E Corp.                                                                                   1,430
                                                                                                      --------
                                                                                                         1,742
                                                                                                      --------
            Total Utilities                                                                              8,924
                                                                                                      --------
            Total Common Stocks (cost: $299,714)                                                       309,596
                                                                                                      --------

 PRINCIPAL
    AMOUNT
   $(000)/
    SHARES
----------
            PREFERRED SECURITIES (1.8%)

            CONSUMER STAPLES (0.2%)
            -----------------------

            AGRICULTURAL PRODUCTS (0.2%)
    15,000  Dairy Farmers of America, Inc., 7.88%,
               cumulative redeemable, perpetual(b)                                                       1,430
                                                                                                      --------
            FINANCIALS (1.4%)
            -----------------
            LIFE & HEALTH INSURANCE (0.2%)
    65,000  Delphi Financial Group, Inc., Junior Subordinated Notes, 7.38%                               1,301
                                                                                                      --------
            PROPERTY & CASUALTY INSURANCE (0.4%)
    17,500  Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                                       1,813
    $1,000  White Mountains Re Group, Junior Subordinated
               Notes, 7.51%, perpetual(b)                                                                  927
                                                                                                      --------
                                                                                                         2,740
                                                                                                      --------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL
    AMOUNT                                                                                              MARKET
   $(000)/                                                                                               VALUE
    SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            REINSURANCE (0.6%)
     1,500  Ram Holdings Ltd., Series A, 7.50%, noncumulative, perpetual                              $  1,469
    $2,000  Swiss Re Capital I LP, 6.85%, perpetual(b)                                                   1,958
                                                                                                      --------
                                                                                                         3,427
                                                                                                      --------
            THRIFTS & MORTGAGE FINANCE (0.2%)
    50,000  Countrywide Capital V, 7.00%, cumulative redeemable                                            720
    40,000  IndyMac Bank, F.S.B., 8.50%(b)                                                                 545
     5,000  Washington Mutual Capital Trust, 5.38%, cumulative convertible, perpetual                      172
                                                                                                      --------
                                                                                                         1,437
                                                                                                      --------
            Total Financials                                                                             8,905
                                                                                                      --------
            U.S. GOVERNMENT (0.2%)
            ----------------------
    40,000  Freddie Mac, 8.38%(d),(+)                                                                    1,020
                                                                                                      --------
            Total Preferred Securities (cost: $12,656)                                                  11,355
                                                                                                      --------
            EXCHANGE-TRADED FUNDS (10.1%)
   780,000  iShares MSCI EAFE Index Fund (cost: $51,610)(a)                                             64,779
                                                                                                      --------
            Total Equity Securities (cost: $363,980)                                                   385,730
                                                                                                      --------

 PRINCIPAL
    AMOUNT                                                       COUPON
     (000)                                                         RATE           MATURITY
----------                                                       ------         ----------
            BONDS (36.5%)

            CORPORATE OBLIGATIONS (20.3%)

            CONSUMER DISCRETIONARY (2.0%)
            -----------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
    $1,000  Kellwood Co.                                           7.63%        10/15/2017                 878
     1,000  Kellwood Co.                                           7.88          7/15/2009               1,015
                                                                                                      --------
                                                                                                         1,893
                                                                                                      --------
            BROADCASTING & CABLE TV (0.5%)
     1,000  Charter Communications Operating, LLC(b)               8.00          4/30/2012                 982
     1,000  Cox Enterprises, Inc.(b)                               7.38          6/15/2009               1,039

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                       COUPON                                  VALUE
     (000)  SECURITY                                               RATE           MATURITY               (000)
--------------------------------------------------------------------------------------------------------------
    $1,000  Liberty Media Corp.                                    5.70%         5/15/2013            $    945
                                                                                                      --------
                                                                                                         2,966
                                                                                                      --------
            HOMEBUILDING (0.1%)
     1,000  Centex Corp.                                           7.50          1/15/2012                 960
                                                                                                      --------
            HOTELS, RESORTS, & CRUISE LINES (0.2%)
     1,000  Royal Caribbean Cruises Ltd.                           7.25          6/15/2016                 985
                                                                                                      --------
            HOUSEHOLD APPLIANCES (0.2%)
     1,500  Stanley Works Capital Trust I                          5.90         12/01/2045               1,403
                                                                                                      --------
            HOUSEWARES & SPECIALTIES (0.2%)
     1,380  Newell Rubbermaid, Inc.                                6.35          7/15/2028               1,388
                                                                                                      --------
            PUBLISHING (0.3%)
     1,000  Knight-Ridder, Inc.                                    5.75          9/01/2017                 751
     1,500  Scholastic Corp.                                       5.00          4/15/2013               1,310
                                                                                                      --------
                                                                                                         2,061
                                                                                                      --------
            SPECIALTY STORES (0.2%)
     1,000  Petro Stopping Centers, LP                             9.00          2/15/2012               1,043
                                                                                                      --------
            Total Consumer Discretionary                                                                12,699
                                                                                                      --------
            CONSUMER STAPLES (0.1%)
            -----------------------
            TOBACCO (0.1%)
     1,000  Universal Corp.                                        7.88          2/15/2008               1,004
                                                                                                      --------
            ENERGY (0.9%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
       881  Seacor Holdings, Inc.                                  5.88         10/01/2012                 901
     1,000  Seacor Holdings, Inc.                                  7.20          9/15/2009               1,036
                                                                                                      --------
                                                                                                         1,937
                                                                                                      --------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     1,000  Sabine Pass LNG, LP                                    7.25         11/30/2013                 968
     1,000  Southwestern Energy Co.                                7.35         10/02/2017                 992
     1,000  Southwestern Energy Co.                                7.63          5/01/2027               1,048
                                                                                                      --------
                                                                                                         3,008
                                                                                                      --------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                       COUPON                                  VALUE
     (000)  SECURITY                                               RATE           MATURITY               (000)
--------------------------------------------------------------------------------------------------------------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    $1,000  TEPPCO Partners, LP                                    7.00%         6/01/2067            $    925
                                                                                                      --------
            Total Energy                                                                                 5,870
                                                                                                      --------
            FINANCIALS (12.2%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
     1,000  American Capital Strategies Ltd.                       6.85          8/01/2012               1,010
                                                                                                      --------
            CONSUMER FINANCE (1.2%)
     1,000  Ford Motor Credit Co. LLC                              7.00         10/01/2013                 874
     1,000  Ford Motor Credit Co. LLC                              4.95          1/15/2008                 996
     1,000  General Motors Acceptance Corp.                        6.75         12/01/2014                 824
     2,000  Household Finance Corp.                                6.38         10/15/2011               2,057
     1,000  HSBC Finance Corp.                                     5.50          1/19/2016                 990
     2,000  SLM Corp.                                              5.28(e)       1/26/2009               1,919
                                                                                                      --------
                                                                                                         7,660
                                                                                                      --------
            DIVERSIFIED BANKS (0.8%)
     1,000  Emigrant Bancorp, Inc.(b)                              6.25          6/15/2014               1,060
     2,050  First Union Corp.                                      7.57          8/01/2026               2,338
       364  U.S. Central Credit Union                              2.70          9/30/2009                 359
     1,500  Wachovia Bank N.A.                                     6.00         11/15/2017               1,513
                                                                                                      --------
                                                                                                         5,270
                                                                                                      --------
            LIFE & HEALTH INSURANCE (1.2%)
     1,000  Great-West Life & Annuity Insurance Co.(b)             7.15          5/16/2046               1,037
     1,000  Lincoln National Corp.                                 7.00          5/17/2066               1,000
     2,000  Phoenix Companies, Inc.                                6.68          2/16/2008               2,002
     2,000  Prudential Holdings, LLC(b)                            8.70         12/18/2023               2,572
     1,000  StanCorp Financial Group, Inc.                         6.90          5/29/2067                 947
                                                                                                      --------
                                                                                                         7,558
                                                                                                      --------
            MULTI-LINE INSURANCE (1.2%)
     1,000  American General Finance Corp.                         4.88          7/15/2012                 980
     1,000  ASIF Global Financing XIX(b)                           4.90          1/17/2013                 987
     1,000  Genworth Financial, Inc.                               6.15         11/15/2066                 920
     1,000  Glen Meadow(b)                                         6.51          2/12/2067                 948
     2,000  Oil Casualty Insurance Ltd.(b)                         8.00          9/15/2034               2,083
     1,500  Oil Insurance Ltd.(b)                                  7.56                  -(c)            1,545
                                                                                                      --------
                                                                                                         7,463
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                       COUPON                                  VALUE
     (000)  SECURITY                                               RATE           MATURITY               (000)
--------------------------------------------------------------------------------------------------------------
            MULTI-SECTOR HOLDINGS (0.3%)
    $2,000  Leucadia National Corp.                                7.00%         8/15/2013            $  1,922
                                                                                                      --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
     1,000  Bank of America Corp.                                  9.38          9/15/2009               1,083
                                                                                                      --------
            PROPERTY & CASUALTY INSURANCE (2.6%)
     1,000  21st Century Insurance Group                           5.90         12/15/2013               1,056
     3,185  Berkshire Hathaway Finance Corp.                       4.85          1/15/2015               3,188
     1,000  Chubb Corp.                                            6.38          3/29/2037                 985
     1,000  Fidelity National Title Group, Inc.                    7.30          8/15/2011               1,049
     1,000  Fidelity National Title Group, Inc.                    5.25          3/15/2013                 978
     1,500  Fund American Companies, Inc.                          5.88          5/15/2013               1,536
     2,000  Liberty Mutual Group, Inc.(b)                          7.00          3/15/2037               1,817
       500  Markel Corp.                                           6.80          2/15/2013                 529
     1,500  Progressive Corp.                                      6.70          6/15/2037               1,444
     1,000  RLI Corp.                                              5.95          1/15/2014               1,051
     1,000  Security Capital Assurance Ltd.(b)                     6.88                  -(c)              553
     1,500  Travelers Companies, Inc.                              6.25          3/15/2067               1,425
     1,500  XL Capital Ltd.                                        6.50                  -(c)            1,323
                                                                                                      --------
                                                                                                        16,934
                                                                                                      --------
            REGIONAL BANKS (2.3%)
     1,000  Bank of Hawaii                                         6.88          3/01/2009               1,030
     2,000  Colonial Bank, N.A.                                    8.00          3/15/2009               2,072
     1,000  Cullen/Frost Bankers, Inc.                             5.75          2/15/2017               1,046
     1,000  Fifth Third Capital Trust IV                           6.50          4/15/2037                 900
     1,000  First Republic Bank Corp.                              7.75          9/15/2012               1,060
     2,000  Fulton Capital Trust I                                 6.29          2/01/2036               1,888
     1,000  Huntington Capital III                                 6.65          5/15/2037                 859
     1,000  Imperial Bank                                          8.50          4/01/2009               1,048
     1,500  Popular North America Capital Trust I                  6.56          9/15/2034               1,349
     1,000  Regions Financing Trust II                             6.63          5/15/2047                 858
     1,000  TCF National Bank                                      5.50          2/01/2016               1,025
     1,000  Union Planters Bank, N.A.                              6.50          3/15/2018               1,007
     1,000  Webster Capital Trust IV                               7.65          6/15/2037                 850
                                                                                                      --------
                                                                                                        14,992
                                                                                                      --------
            REITs - OFFICE (0.2%)
     1,000  Arden Realty, LP                                       5.25          3/01/2015               1,029
                                                                                                      --------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                       COUPON                                  VALUE
     (000)  SECURITY                                               RATE           MATURITY               (000)
--------------------------------------------------------------------------------------------------------------
            REITs - RETAIL (0.9%)
    $2,000  Pan Pacific Retail Properties, Inc.                    7.95%         4/15/2011            $  2,240
     1,500  Rouse Co.(b)                                           6.75          5/01/2013               1,406
     2,000  Tanger Factory Outlets                                 6.15         11/15/2015               2,036
                                                                                                      --------
                                                                                                         5,682
                                                                                                      --------
            REITs - SPECIALIZED (0.1%)
     1,000  Hospitality Properties Trust                           5.13          2/15/2015                 958
                                                                                                      --------
            SPECIALIZED FINANCE (0.1%)
     1,000  Financial Security Assurance Holdings Ltd.(b)          6.40         12/15/2066                 832
                                                                                                      --------
            THRIFTS & MORTGAGE FINANCE (0.9%)
     1,000  Countrywide Financial Corp.                            6.25          5/15/2016                 631
     1,000  Independence Community Bank Corp.                      3.50          6/20/2013                 992
     1,000  Radian Group, Inc.                                     7.75          6/01/2011                 852
     2,000  Roslyn Bancorp, Inc.                                   7.50         12/01/2008               2,040
     1,000  Washington Mutual Preferred Funding Trust I(b)         6.53                  -(c)              532
     1,000  Washington Mutual Preferred Funding Trust IV(b)        9.75                  -(c)              801
                                                                                                      --------
                                                                                                         5,848
                                                                                                      --------
            Total Financials                                                                            78,241
                                                                                                      --------
            INDUSTRIALS (1.0%)
            ------------------
            BUILDING PRODUCTS (0.1%)
     1,000  USG Corp.                                              6.30         11/15/2016                 896
                                                                                                      --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     1,000  Allied Waste North America, Inc.                       5.75          2/15/2011                 979
                                                                                                      --------
            RAILROADS (0.3%)
     2,000  TTX Co.(b)                                             5.40          2/15/2016               2,063
                                                                                                      --------
            TRUCKING (0.4%)
     2,500  Roadway Corp.                                          8.25         12/01/2008               2,534
                                                                                                      --------
            Total Industrials                                                                            6,472
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                       COUPON                                  VALUE
     (000)  SECURITY                                               RATE           MATURITY               (000)
--------------------------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (0.5%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    $1,500  Fiserv, Inc.                                           6.80%        11/20/2017            $  1,525
     1,750  Fiserv, Inc.                                           4.00          4/15/2008               1,743
                                                                                                      --------
            Total Information Technology                                                                 3,268
                                                                                                      --------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     1,000  US Unwired, Inc.                                      10.00          6/15/2012               1,068
                                                                                                      --------
            UTILITIES (3.4%)
            ----------------
            ELECTRIC UTILITIES (2.2%)
     1,522  Cedar Brakes II, LLC(b)                                9.88          9/01/2013               1,674
       868  Entergy Gulf States, Inc.                              6.20          7/01/2033                 822
     1,000  FPL Group Capital, Inc.                                6.35         10/01/2066                 952
     1,000  Illinois Power Co.(b)                                  6.13         11/15/2017               1,017
     2,000  Monongahela Power Co.                                  7.36          1/15/2010               2,076
     1,661  Oglethorpe Power Corp.                                 6.97          6/30/2011               1,736
     1,108  Power Contract Financing(b)                            6.26          2/01/2010               1,133
     1,000  PPL Capital Funding, Inc.                              4.33          3/01/2009                 994
     1,000  PPL Capital Funding, Inc.                              6.70          3/30/2067                 954
     1,753  Tristate General & Transport Association(b)            6.04          1/31/2018               1,776
     1,000  West Penn Power Co.                                    6.63          4/15/2012               1,072
                                                                                                      --------
                                                                                                        14,206
                                                                                                      --------
            GAS UTILITIES (0.3%)
     1,000  Enbridge Energy Partners, LP                           8.05         10/01/2037               1,010
     1,000  Noram Energy Corp.                                     6.50          2/01/2008               1,001
                                                                                                      --------
                                                                                                         2,011
                                                                                                      --------
            MULTI-UTILITIES (0.9%)
     2,000  Black Hills Corp.                                      6.50          5/15/2013               2,040
     1,000  Puget Sound Energy, Inc.                               6.97          6/01/2067                 971
     1,500  Wisconsin Energy Corp.                                 6.25          5/15/2067               1,404
     1,000  WPS Resources Corp.                                    6.11         12/01/2066                 932
                                                                                                      --------
                                                                                                         5,347
                                                                                                      --------
            Total Utilities                                                                             21,564
                                                                                                      --------
            Total Corporate Obligations (cost: $133,793)                                               130,186
                                                                                                      --------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                       COUPON                                  VALUE
     (000)  SECURITY                                               RATE           MATURITY               (000)
--------------------------------------------------------------------------------------------------------------
            EURODOLLAR AND YANKEE OBLIGATIONS (6.0%)

            ENERGY (0.7%)
            -------------
            INTEGRATED OIL & GAS (0.5%)
    $1,000  Nakilat, Inc.(b)                                       6.07%        12/31/2033            $    976
       800  PEMEX Finance Ltd.                                     8.88         11/15/2010                 842
     1,500  Trans-Canada Pipelines Ltd.                            6.35          5/15/2067               1,442
                                                                                                      --------
                                                                                                         3,260
                                                                                                      --------
            OIL & GAS DRILLING (0.2%)
     1,253  Delek & Avner-Yam Tethys Ltd.(b)                       5.33          8/01/2013               1,275
                                                                                                      --------
            Total Energy                                                                                 4,535
                                                                                                      --------
            FINANCIALS (4.8%)
            -----------------
            DIVERSIFIED BANKS (2.6%)
     1,000  ANZ Capital Trust I(b)                                 4.48                 -(c)               984
     1,000  BNP Paribas(b)                                         7.20                 -(c)               943
     1,000  BOI Capital Funding Number 3 LP(b)                     6.11                 -(c)               880
     1,000  HBOS plc(b)                                            6.41                 -(c)               845
     1,000  Landsbanki Islands hf(b)                               7.43                 -(c)               965
     1,000  Lloyds TSB Group plc(b)                                6.27                 -(c)               900
     1,000  Mizuho Capital Investment 1 Ltd.(b)                    6.69                 -(c)               900
     1,000  National Capital Trust II(b)                           5.49                 -(c)               918
     1,000  Nordea Bank AB(b)                                      5.42                 -(c)               908
     2,000  Royal Bank of Scotland Group plc                       7.64                 -(c)             2,034
     1,000  Santander Perpetual SA(b)                              6.67                 -(c)               967
     2,000  Skandinaviska Enskilda Banken AB(b)                    5.47                 -(c)             1,812
     1,000  Standard Chartered plc(b)                              6.41                 -(c)               920
     1,000  Sumitomo Mitsui Financial Group
               Preferred Capital(b)                                6.08                 -(c)               923
     2,000  UFJ Finance Aruba AEC                                  8.75                 -(c)             2,047
                                                                                                      --------
                                                                                                        16,946
                                                                                                      --------
            LIFE & HEALTH INSURANCE (0.1%)
     1,000  AXA S.A.(b)                                            6.46                 -(c)               899
                                                                                                      --------
            MULTI-LINE INSURANCE (0.2%)
     1,000  ING Capital Funding Trust III                          8.44                 -(c)             1,062
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                       COUPON                                  VALUE
     (000)  SECURITY                                               RATE           MATURITY               (000)
--------------------------------------------------------------------------------------------------------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    $1,000  ZFS Finance USA Trust II(b)                            6.45%        12/15/2065            $    917
                                                                                                      --------
            PROPERTY & CASUALTY INSURANCE (0.5%)
     1,000  Allied World Assurance Holdings Ltd.                   7.50          8/01/2016               1,083
     1,000  Catlin Insurance Co. Ltd.(b)                           7.25                  -(c)              943
     1,000  Mantis Reef Ltd. II(b)                                 4.80         11/03/2009               1,016
                                                                                                      --------
                                                                                                         3,042
                                                                                                      --------
            REGIONAL BANKS (0.3%)
     2,000  Glitnir Banki hf(b)                                    7.45                  -(c)            2,033
                                                                                                      --------
            REINSURANCE (0.8%)
     1,000  Endurance Specialty Holdings, Ltd.                     6.15         10/15/2015               1,014
     1,000  Max USA Holdings, Ltd.(b)                              7.20          4/14/2017               1,015
     1,500  Montpelier Re Holdings Ltd.                            6.13          8/15/2013               1,544
     1,500  Platinum Underwriters Finance, Inc.                    7.50          6/01/2017               1,658
                                                                                                      --------
                                                                                                         5,231
                                                                                                      --------
            SPECIALIZED FINANCE (0.2%)
     1,000  QBE Capital Funding II LP(b)                           6.80                  -(c)              970
                                                                                                      --------
            Total Financials                                                                            31,100
                                                                                                      --------
            MATERIALS (0.5%)
            ----------------
            DIVERSIFIED METALS & MINING (0.5%)
     2,000  Brascan Corp.                                          8.13         12/15/2008               2,081
     1,000  Glencore Finance S.A.                                  8.00                  -(c)              968
                                                                                                      --------
            Total Materials                                                                              3,049
                                                                                                      --------
            Total Eurodollar and Yankee Obligations (cost: $39,635)                                     38,684
                                                                                                      --------
            ASSET-BACKED SECURITIES (3.0%)

            FINANCIALS (2.8%)
            -----------------
            ASSET-BACKED FINANCING (2.8%)
       540  Aerco Ltd.(b)                                          5.17(e)       7/15/2025                 541
       486  Airport Airplanes                                      5.03(e)       3/15/2019                 459
     2,000  Banc of America Mortgage Securities, Inc.              4.15(e)       7/25/2034               1,983
     4,000  Consumers Funding, LLC                                 5.43          4/20/2015               4,132

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                       COUPON                                  VALUE
     (000)  SECURITY                                               RATE           MATURITY               (000)
--------------------------------------------------------------------------------------------------------------
    $1,857  CPS Auto Receivables Trust(b)                          5.27%        10/15/2010            $  1,860
     1,500  Credit Acceptance Auto Dealer Loan Trust               6.16          4/15/2013               1,497
     1,000  Detroit Edison Securitization Funding, LLC             6.42          3/01/2015               1,052
     1,000  Hertz Vehicle Financing, LLC                           5.08         11/25/2011               1,006
     1,000  HSBC Automotive Trust                                  4.94         11/19/2012               1,004
       974  Santander Drive Auto Receivables Trust                 5.20         12/15/2010                 975
     1,500  Triad Automobile Receivables Trust                     5.43          7/14/2014               1,519
     2,000  UPFC Auto Receivables Trust                            5.75          9/15/2010               2,018
                                                                                                      --------
            Total Financials                                                                            18,046
                                                                                                      --------
            INDUSTRIALS (0.2%)
            ------------------
            AIRLINES (0.2%)
       194  America West Airlines, Inc.                            6.85          7/02/2009                 190
     1,330  America West Airlines, Inc. (INS)                      7.93          1/02/2019               1,403
                                                                                                      --------
            Total Industrials                                                                            1,593
                                                                                                      --------
            Total Asset-Backed Securities (cost: $19,272)                                               19,639
                                                                                                      --------
            COMMERCIAL MORTGAGE SECURITIES (6.2%)

            FINANCIALS (6.2%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (6.1%)
       862  Banc of America Commercial Mortgage Trust              7.02          9/15/2032                 874
     2,032  Banc of America Commercial Mortgage Trust              5.79          5/11/2035               2,083
       553  Bear Stearns Commercial Mortgage
               Securities, Inc.                                    4.00          3/13/2040                 541
       400  Commercial Mortgage Asset Trust                        6.98          1/17/2032                 430
     1,000  Credit Suisse First Boston Mortgage
               Securities Corp.                                    7.17          5/17/2040               1,053
     1,680  Credit Suisse First Boston Mortgage
               Securities Corp.                                    7.55          4/15/2062               1,754
       421  Credit Suisse First Boston Mortgage
               Securities Corp.                                    6.10          8/15/2036                 422
     1,870  DLJ Commercial Mortgage Corp.                          6.46          3/10/2032               1,891
     1,913  DLJ Commercial Mortgage Corp.                          7.30          6/10/2032               1,965
     2,000  G-Force, LLC(b)                                        5.16         12/25/2039               1,950
     1,000  GE Capital Commercial Mortgage Corp.                   6.07          6/10/2038               1,037
       836  Government Lease Trust(b)                              6.48          5/18/2011                 865
     1,000  GS Mortgage Securities Corp. II(b)                     6.45          8/05/2018               1,049

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                       COUPON                                  VALUE
     (000)  SECURITY                                               RATE           MATURITY               (000)
--------------------------------------------------------------------------------------------------------------
    $2,000  GS Mortgage Securities Corp. II                        4.30%         1/10/2040            $  1,968
     1,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    4.82          9/12/2037                 996
     2,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.49          4/15/2043               2,032
     2,000  LB-UBS Commercial Mortgage Trust                       5.87          6/15/2032               2,060
        71  Mach One Trust(b)                                      3.89          5/28/2040                  68
       373  Merrill Lynch Mortgage Investors, Inc.                 6.48         11/15/2026                 374
       864  Merrill Lynch Mortgage Investors, Inc.                 7.56         11/15/2031                 892
     1,500  Mortgage Capital Funding, Inc.                         7.08          6/18/2030               1,515
     1,000  Nationslink Funding Corp.(b)                           7.04          1/20/2031                 987
     2,310  Paine Weber Mortgage Acceptance Corp.                  6.82          6/15/2032               2,333
     2,000  Prudential Mortgage Capital Funding, LLC               6.76          5/10/2034               2,115
       305  Salomon Brothers Mortgage Securities VII, Inc.         6.34         12/18/2033                 305
     2,000  Wachovia Bank Commercial Mortgage Trust                4.61          5/15/2044               1,976
     1,000  Wachovia Bank Commercial Mortgage Trust                5.62          7/15/2045               1,019
     2,000  Wachovia Bank Commercial Mortgage Trust                5.50         10/15/2048               2,032
     2,000  Wachovia Bank Commercial Mortgage Trust                4.81          4/15/2042               1,978
     1,000  Wachovia Bank Commercial Mortgage Trust                4.66          5/15/2044                 981
                                                                                                      --------
                                                                                                        39,545
                                                                                                      --------
            INTEREST-ONLY  COMMERCIAL  MORTGAGE-BACKED  SECURITIES  (0.1%) 5,864
            Greenwich Capital Commercial Funding Corp.
               (acquired 8/13/2003; cost $602)(b),(f)              2.01          1/11/2035                 406
                                                                                                      --------
            Total Financials                                                                            39,951
                                                                                                      --------
            Total Commercial Mortgage Securities (cost: $39,644)                                        39,951
                                                                                                      --------
            U.S. GOVERNMENT AGENCY ISSUES (0.2%)(d)

            COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
       793  Government National Mortgage Assn.                     6.00          3/20/2014                 797
                                                                                                      --------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
               SECURITIES (0.1%)
     9,451  Government National Mortgage Assn.                     1.76          7/16/2010                 190
                                                                                                      --------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
       103  Government National Mortgage Assn. I                   7.00          4/15/2032                 110
                                                                                                      --------
            Total U.S. Government Agency Issues (cost: $1,062)                                           1,097
                                                                                                      --------

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                       COUPON                                  VALUE
     (000)  SECURITY                                               RATE           MATURITY               (000)
--------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (0.8%)

            CASINOS & GAMING (0.5%)
    $2,000  Mashantucket (Western) Pequot Tribe, CT(b)             5.91%         9/01/2021            $  1,794
     1,500  Seneca Nation of Indians Capital Improvements
              Auth., NY                                            6.75         12/01/2013               1,521
                                                                                                      --------
                                                                                                         3,315
                                                                                                      --------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
       584  California Maritime Infrastructure Auth.               6.63         11/01/2009                 584
                                                                                                      --------
            SPECIAL ASSESSMENT/TAX/FEE (0.2%)
     1,000  Erie County, NY, Tobacco Asset Securitization Corp.    6.00          6/01/2028                 972
                                                                                                      --------
            Total Municipal Bonds (cost: $5,058)                                                         4,871
                                                                                                      --------
            Total Bonds (cost: $238,464)                                                               234,428
                                                                                                      --------
            MONEY MARKET INSTRUMENTS (2.9%)

            U.S. TREASURY BILLS (0.1%)
       832  1.97%, 1/17/2008(h)                                                                            829
                                                                                                      --------
    NUMBER
 OF SHARES
----------
            MONEY MARKET FUNDS (2.8%)

17,966,855  SSgA Prime Money Market Fund, 4.74%(g)                                                      17,967
                                                                                                      --------
            Total Money Market Instruments (cost: $18,795)                                              18,796
                                                                                                      --------
 PRINCIPAL
    AMOUNT
     (000)
----------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (1.8%)

            CORPORATE OBLIGATIONS (0.8%)

            FINANCIALS (0.8%)
            -----------------
            REGIONAL BANKS (0.8%)
    $5,000  Bank of America, N.A., Notes                           4.74(e)       6/13/2008               5,002
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                                                               VALUE
     (000)  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (0.2%)

    $  255  Credit Suisse First Boston LLC, 4.55%, acquired on 11/30/2007 and due  12/03/2007  at $255  (collateralized  by $255 of Federal
               Home Loan Bank Bonds(d),(+), 5.25%, due 9/11/2009;
               market value $264)                                                                     $    255
     1,000  Deutsche Bank Securities, Inc., 4.55%, acquired on 11/30/2007 and due 12/03/2007 at $1,000 (collateralized by $975 of
               Freddie Mac Notes(d),(+), 4.75%, due 1/18/2011;
               market value $1,020)                                                                      1,000
                                                                                                      --------
            Total Repurchase Agreements                                                                  1,255
                                                                                                      --------

    NUMBER
 OF SHARES
----------
            MONEY MARKET FUNDS (0.8%)

   270,958  AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.87%(g)                                271
 5,025,543  Merrill Lynch Premier Institutional Fund, 4.96%(g)                                           5,026
                                                                                                      --------
            Total Money Market Funds                                                                     5,297
                                                                                                      --------
            Total Short-Term Investments Purchased With Cash Collateral
               From Securities Loaned (cost: $11,552)                                                   11,554
                                                                                                      --------
            TOTAL INVESTMENTS (COST: $632,791)                                                        $650,508
                                                                                                      ========

36

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of Investments

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.9% of net assets as of November 30, 2007.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

         PORTFOLIO DESCRIPTION ABBREVIATIONS
         ISHARES -  exchange-traded  funds,  managed  by  Barclays  Global  Fund
         Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (INS) Principal and interest payments are insured by AMBAC Assurance Corp.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of November 30, 2007.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

         (d) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs)

38

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

             indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2007.

         (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2007, was $406,000, which represented 0.1% of the Fund's net assets.

         (g) Rate represents the money market fund annualized seven-day yield at November 30, 2007.

         (h) Security with a value of $829,000 is segregated as collateral for initial margin requirements on open futures contracts.

         (i) Security, or a portion thereof, is segregated to cover the value of open futures contracts at November 30, 2007, as shown in the following table:

                                                                                  UNREALIZED
     TYPE OF FUTURE            EXPIRATION   CONTRACTS   POSITION       VALUE     DEPRECIATION
-----------------------------------------------------------------------------------------------
S&P 500 Index Futures        December 2007      9         Long     $ 3,338,000    $ (31,000)
Russell E Mini 2000 Index    December 2007    165         Long      12,695,000     (265,000)
                                                                                  ---------
                                                                                  $(296,000)
                                                                                  =========

         * Non-income-producing security for the 12 months preceding November 30, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $11,403) (identified cost of $632,791)                               $650,508
   Cash                                                                                     64
   Receivables:
      Capital shares sold                                                                1,232
      USAA Investment Management Company (Note 6D)                                         525
      Dividends and interest                                                             4,278
      Securities sold                                                                    2,027
      Other                                                                                  9
   Variation margin on futures contracts                                                    93
                                                                                      --------
         Total assets                                                                  658,736
                                                                                      --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                  11,616
      Securities purchased                                                               3,476
      Capital shares redeemed                                                              711
   Accrued management fees                                                                 373
   Accrued transfer agent's fees                                                            10
   Other accrued expenses and payables                                                     123
                                                                                      --------
         Total liabilities                                                              16,309
                                                                                      --------
            Net assets applicable to capital shares outstanding                       $642,427
                                                                                      ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                    $594,246
   Accumulated undistributed net investment income                                       2,872
   Accumulated net realized gain on investments and futures transactions                27,888
   Net unrealized appreciation of investments and futures contracts                     17,421
                                                                                      --------
            Net assets applicable to capital shares outstanding                       $642,427
                                                                                      ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                      41,952
                                                                                      ========
   Net asset value, redemption price, and offering price per share                    $  15.31
                                                                                      ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA BALANCED STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                          $  3,000
   Interest                                                                              7,651
   Securities lending (net)                                                                 37
                                                                                      --------
      Total income                                                                      10,688
                                                                                      --------
EXPENSES
   Management fees                                                                       2,308
   Administration and servicing fees                                                       487
   Transfer agent's fees                                                                   936
   Custody and accounting fees                                                              95
   Postage                                                                                 115
   Shareholder reporting fees                                                               40
   Trustees' fees                                                                            4
   Registration fees                                                                        20
   Professional fees                                                                        35
   Other                                                                                     8
                                                                                      --------
      Total expenses                                                                     4,048
   Expenses paid indirectly                                                                 (8)
   Expenses reimbursed                                                                    (804)
                                                                                      --------
      Net expenses                                                                       3,236
                                                                                      --------
NET INVESTMENT INCOME                                                                    7,452
                                                                                      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments                                                                        2,728
      Futures transactions                                                                (370)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                      (17,990)
      Futures contracts                                                                 (1,153)
                                                                                      --------
         Net realized and unrealized loss                                              (16,785)
                                                                                      --------
   Decrease in net assets resulting from operations                                   $ (9,333)
                                                                                      ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA BALANCED STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2007 (UNAUDITED),
AND YEAR ENDED MAY 31, 2007

                                                               11/30/2007            5/31/2007
                                                               -------------------------------
FROM OPERATIONS
   Net investment income                                         $  7,452             $ 15,689
   Net realized gain on investments                                 2,728               36,093
   Net realized gain (loss) on futures transactions                  (370)                 542
   Change in net unrealized appreciation/depreciation of:
      Investments                                                 (17,990)              32,236
      Futures contracts                                            (1,153)                 857
                                                                 -----------------------------
         Increase (decrease) in net assets resulting
            from operations                                        (9,333)              85,417
                                                                 -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (7,103)             (15,949)
   Net realized gains                                                   -              (38,037)
                                                                 -----------------------------
      Distributions to shareholders                                (7,103)             (53,986)
                                                                 -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       52,340               92,710
   Reinvested dividends                                             7,025               53,473
   Cost of shares redeemed                                        (62,282)            (149,958)
                                                                 -----------------------------
      Decrease in net assets from capital
         share transactions                                        (2,917)              (3,775)
                                                                 -----------------------------
   Net increase (decrease) in net assets                          (19,353)              27,656

NET ASSETS
   Beginning of period                                            661,780              634,124
                                                                 -----------------------------
   End of period                                                 $642,427             $661,780
                                                                 =============================
Accumulated undistributed net investment income:
   End of period                                                 $  2,872             $  2,523
                                                                 =============================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      3,396                6,113
   Shares issued for dividends reinvested                             454                3,568
   Shares redeemed                                                 (4,037)              (9,903)
                                                                 -----------------------------
      Decrease in shares outstanding                                 (187)                (222)
                                                                 =============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Balanced Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity  securities,  including  exchange-traded  funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Equity securities  trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                  events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

               4. Futures contracts are valued at the last quoted sales price.

               5. Short-term securities with original or remaining maturities of
                  60 days or less may be valued at amortized cost, which approximates market value.

               6. Debt  securities  with  maturities  greater  than 60 days  are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities'

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                  market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               7. Repurchase  agreements are valued at cost, which  approximates market value.

               8. Securities  for  which  market   quotations  are  not  readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FUTURES  CONTRACTS  - The Fund may enter into  financial  futures contracts as a proxy for a direct investment in securities

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

               underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

            C. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            D. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date  the  securities  are  purchased  or sold  (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

            E. REPURCHASE  AGREEMENTS  - The  Fund  may  enter  into  repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities,  other assets,  and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

               securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

            G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
               Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of November 30, 2007.

            H. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

               and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2007, custodian and other bank credits reduced the Fund's expenses by $8,000. For the six-month period ended November 30, 2007, the Fund did not incur any brokerage commission recapture credits.

            I. INDEMNIFICATIONS  - Under the Trust's  organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            J. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

         securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended November 30, 2007, the Fund paid CAPCO facility fees of $1,000, which represents 1.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2008, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds  from  sales/maturities  of  securities,
         excluding  short-term  securities,   for  the  six-month  period  ended
         November 30, 2007, were $541,458,000 and $549,067,000, respectively.

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

         As of November 30, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2007, were $38,692,000 and $20,975,000, respectively, resulting in net unrealized appreciation of $17,717,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2007, the Fund received securities-lending income of
         $37,000, which is net of the 20% income retained by Wachovia. As of November 30, 2007, the Fund loaned securities having a fair market value of approximately $11,403,000 and received cash collateral of $11,616,000

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

         for the loans. Of this amount, $11,552,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $64,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT  FEES - The  Manager  provides  investment  management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

               The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Balanced Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/-1.00% to 4.00%                        +/-0.04%
+/-4.01% to 7.00%                        +/-0.05%
+/-7.01% and greater                     +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Balanced Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the six-month period ended November 30, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $2,308,000, which is net of a performance adjustment of $(125,000) that decreased the base management fee of 0.75% by 0.04%.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

            B. SUBADVISORY  ARRANGEMENTS  - The  Manager  has  entered  into  an investment subadvisory agreement with Deutsche Investment Management Americas Inc. (DIMA), under which DIMA directs the investment and reinvestment of a portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). Effective October 1, 2007, the Manager has entered into an investment subadvisory agreement with Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group). The Volaris Group directs the investment and reinvestment of the portion of the Fund's assets invested in index options (as allocated from time to time by the Manager).

               The Manager (not the Fund) pays DIMA a subadvisory fee in an annual amount of 0.15% of the portion of the Fund's average net assets that DIMA manages. For the six-month period ended November 30, 2007, the Manager incurred subadvisory fees, paid or payable to DIMA, of $251,000.

               The Manager (not the Fund) pays CSSU a subadvisory fee based on the total notional amount of the options contracts that CSSU manages in the USAA Balanced Strategy Fund, the USAA Cornerstone Strategy Fund, the USAA First Start Growth Fund, and the USAA Total Return Strategy Fund, in annual amount of 0.23% on the first $50 million of the total notional amount; 0.20% on the total notional amount over $50 million and up to $250 million; 0.12% on the total notional amount over $250 million and up to $500 million; 0.10% on the total notional amount over $500 million and up to $2 billion and 0.08% on the total notional amount over $2 billion. The notional amount is based on the daily closing price of the option contracts' underlying index. For the six-month period ended November 30, 2007, the Manager did not allocate any assets of the Fund to CSSU for management; therefore,

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

               the Manager did not pay any subadvisory fees with respect to the Fund to CSSU.

            C. ADMINISTRATION  AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $487,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2007, the Fund reimbursed the Manager $6,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            D. EXPENSE  LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended November 30, 2007, the Fund incurred reimbursable expenses of $804,000, of which $525,000 was receivable from the Manager.

            E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

               administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $936,000.

            F. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended November 30, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                                 NET REALIZED
                                                                    COST TO        LOSS TO
           SELLER                          PURCHASER               PURCHASER        SELLER
---------------------------------------------------------------------------------------------
USAA Cornerstone Strategy Fund     USAA Balanced Strategy Fund      $922,000      $(147,000)

(9) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48

56

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

               provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 will not result in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS  NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
               159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

               instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

58

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                           SIX-MONTH
                                          PERIOD ENDED
                                          NOVEMBER 30,                               YEAR ENDED MAY 31,
                                         ------------------------------------------------------------------------------
                                             2007          2007          2006          2005          2004          2003
                                         ------------------------------------------------------------------------------
Net asset value at
   beginning of period                   $  15.70      $  14.97      $  15.41      $  14.70      $  13.35      $  14.20
                                         ------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                      .18           .37           .34           .26           .20           .28
   Net realized and unrealized
      gain (loss)                            (.40)         1.68           .26           .86          1.37          (.70)
                                         ------------------------------------------------------------------------------
Total from investment
   operations                                (.22)         2.05           .60          1.12          1.57          (.42)
                                         ------------------------------------------------------------------------------
Less distributions from:
   Net investment income                     (.17)         (.38)         (.31)         (.25)         (.22)         (.29)
   Realized capital gains                       -          (.94)         (.73)         (.16)            -          (.14)
                                         ------------------------------------------------------------------------------
Total distributions                          (.17)        (1.32)        (1.04)         (.41)         (.22)         (.43)
                                         ------------------------------------------------------------------------------
Net asset value at end of
   period                                $  15.31      $  15.70      $  14.97      $  15.41      $  14.70      $  13.35
                                         ==============================================================================

Total return (%)*                           (1.42)        14.28(c)       3.84          7.67         11.82         (2.71)
Net assets at end of
   period (000)                          $642,427      $661,780      $634,124      $609,763      $522,951      $350,842
Ratios to average net assets:
   Expenses (%)**(b)                         1.00(a)       1.00(c)       1.00          1.00          1.00          1.00
   Expenses, excluding
      reimbursements (%)**(b)                1.25(a)       1.26(c)       1.27          1.29          1.33          1.47

   Net investment income (%)**               2.30(a)       2.46          2.15          1.74          1.38          2.19
Portfolio turnover (%)                         86           179           153            68            55           114

  * Assumes  reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For  the  six-month  period ended November 30, 2007, average net assets were
    $648,702,000.
(a) Annualized.  The  ratio  is  not  necessarily  indicative  of 12  months  of operations.
(b) Reflects  total  operating  expenses  of the Fund before  reductions  of any expenses paid indirectly.  The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                             (.00%)(+)     (.01%)        (.01%)        (.02%)        (.02%)        (.01%)
    (+) Represents less than 0.01% of average net assets.
(c) For the year ended May 31, 2007, SAS  voluntarily  reimbursed the Fund for a portion of the  transfer  agency fees  incurred.  The  reimbursement  had no effect on the  Fund's  total  return or ratio of  expenses  to  average  net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2007, through November 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

60

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                    BEGINNING              ENDING               DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE            JUNE 1, 2007 -
                                   JUNE 1, 2007        NOVEMBER 30, 2007       NOVEMBER 30, 2007
                                  --------------------------------------------------------------
Actual                               $1,000.00            $  985.80                  $4.96

Hypothetical
   (5% return before expenses)        1,000.00             1,020.00                   5.05

         *Expenses are equal to the Fund's annualized expense ratio of 1.00%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of -1.42% for the six-month period of June 1, 2007, through November 30, 2007.

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

         At a meeting of the Board of Trustees (the Board) held on September 20, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved a Subadvisory Agreement with Credit Suisse Securities (USA) LLC with respect to the Fund.

         In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Board considered information provided to it regarding the services provided by the Subadviser. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Board noted that the materials provided to it by the Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted

62

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

         the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser would include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence reviews of the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Board noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement would be paid by the Manager. The Board also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's anticipated profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered for the above reasons.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. The Board took into account that the advisory fees paid by the Fund would not change. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

         SUBADVISER. The Board also noted the Subadviser's long-term performance record for similar accounts.

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage a portion of the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; and (iii) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

64

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
          SELF-SERVICE  24/7    At "Products & Services" click
                AT  USAA.COM    "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices; or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE WITHOUT CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                    USAA
                                                                -------------

   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

27804-0108     W                             (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    01-24-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01-28-2008
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    01-24-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.